Note 9 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
9
– SUBSEQUENT EVENTS

Private Placement of Convertible Secured Notes

Effective as of
September 28, 2018 (
the “Effective Date”), the Company issued convertible secured promissory notes two
private investors in the original principal amount of an aggregate
$2,297,727.50
(the “bridge loans”). The closing of the investment took place on
October 3, 2018,
and therefore, the net cash proceeds to the Company of
$1,815,000,
representing an aggregate investment of
$2,000,000
less commissions, are reflected on the Company’s balance sheet as of
September 30, 2018
as Loan Receivable – Bridge Loan. The Company has loaned
one
-half of the net proceeds to Helomics. The Company and Helomics have granted to each of the investors a security interest in their assets to secure repayment of the notes. The securities purchase agreements with the investors also provide for a second
investment of an aggregate of
$500,000
by the investors at the consummation of the merger transaction with Helomics, at which point the aggregate principal amounts of the notes will become
$2,865,909.00.
As additional consideration for the investment, the Company issued an aggregate
650,000
shares of its common stock (the “Inducement Shares”) to the investors or their affiliates plus warrants to acquire up to an aggregate
1,071,776
shares of the Company’s common stock at an exercise price of
$1.155
per share. Upon the closing of the
second
tranche investment, the warrants will be increased to cover an aggregate total of
1,336,805
shares. Each warrant is exercisable by the investor beginning on the sixth
month anniversary of the effective date through the
fifth
-year anniversary thereof.

The notes accrue interest at a rate of
8%
per annum (with
twelve
months of interest guaranteed). The maturity date of the notes is twelve
months from the Effective Date. Upon the earlier to occur of an Event of Default (as defined in the Notes) or the filing of certain registration statements, each Investor will have the right at any time thereafter to convert all or any part of its Note into shares of the Company’s common stock at a conversion price which is equal to the lesser of: (i)
$1.00
and (ii)
70%
of the lowest volume-weighted average price of the Company’s common stock during the
20
-trading day period ending on either the last complete trading day prior to the conversion date, or the conversion date (“Conversion Shares”). The number of Conversion Shares that may
be issued is subject to an exchange cap such that the sum of (a) the total number of Conversion Shares plus (b) the number of Inducement Shares is limited to an aggregate
2,678,328
shares.

Amended and Restated Merger Agreement

On
October 26, 2018,
the Company entered into an Amended and Restated Agreement and Plan of Merger (the “Amended Merger Agreement”) with Helomics, which restates the Merger Agreement dated
June 28, 2018.
The Amended Merger Agreement contemplates that the Merger will be a forward triangular merger whereby Helomics will merge with and into Merger Sub. At the time of the Merger, all outstanding shares of Helomics stock not
already held by the Company will be converted into the right to receive a proportionate share of
4
million shares of newly issued common stock in the Company and
3.5
million shares of newly issued Series D preferred stock in the Company (rather than a proportionate share of
7.5
million shares of newly issued common stock, as described in Note
4
), in addition to the
1.1
million shares of the Company’s common stock already issued to Helomics for the Company’s initial
20%
ownership in Helomics. The Series D preferred stock does
not
have voting rights for most purposes and is convertible into common stock after a period of one
year. Other economic terms of the Amended Merger Agreement and the exchange offer with holders of Helomics notes and warrants are as described in Note
4.

NOTE
11
– SUBSEQUENT EVENTS

In
January 2018,
the Company completed a firm commitment underwritten public offering of
2,900,000
Units at an offering price of
$0.95
per Unit, with each Unit consisting of
one
share of the Company’s Common Stock and
0.3
of a Series E Warrant, with each whole Series E Warrant purchasing one
share of common stock at an exercise price of
$1.00
per whole share. The shares of Common Stock and Series E Warrants were immediately separable and were issued separately. Gross proceeds were approximately
$2,755,000,
before deducting expenses. The Company granted the underwriter a
45
-day option to purchase an additional (i) up to
290,000
additional shares of Common Stock at the public offering price per Unit less the price of the Series E Warrant included in the Units and less the underwriting discount and/or (ii) additional Series E Warrants to purchase up to
87,000
additional shares of common stock at a purchase price of
$0.001
per Series E Warrant to cover over-allotments, if any. On
February 21, 2018,
the underwriter exercised on
215,247
shares of common stock, par value
$0.01,
at
$0.9497
per share as described in the Underwriting Agreement. The Company received net proceeds of
$188,066
after deductions of
$16,354
representing the Underwriter’s discount of
8%
of the purchase price of the shares.

On
January 11, 2018,
the Company entered into a share exchange agreement with Helomics Holding Corporation. Pursuant to the share exchange agreement Helomics issued
2,500,000
shares of its Series A Preferred Stock in exchange for
1,100,000
shares of Skyline’s common stock. Under the share exchange agreement, the Company has the right to convert
$500,000
in secured notes into another
5%
of Helomics’ outstanding shares, which would result in the Company owning
25%
of Helomics outstanding stock. The secured notes are related to the Company’s previous loans of
$500,000
to Helomics. The Skyline shares are being held in escrow by Corporate Stock Transfer, Inc. as escrow agent. While the Skyline shares are held in escrow, they will be voted as directed by the Company’s board of directors and management. The Skyline shares will be released to Helomics following a determination that Helomics’ revenues in any
12
-month period have been equal or greater than
$8,000,000.
The Helomics Preferred Stock issued to the Company is convertible into an aggregate of
20%
of the outstanding capital stock of Helomics. In addition, the terms of the Helomics Preferred Stock include certain protective provisions that require consent of the Company before Helomics may
take certain actions, including issuing preferred stock senior to the Helomics Preferred Stock or entering into fundamental corporate transactions. The Company also has certain anti-dilution protections and the right to receive dividends.

On
February 22, 2018,
the Company completed a conversion of a portion of the principal amount of Notes owed by Helomics Holding Corporation and received an assignment of intellectual property. Immediately prior to the conversion, Helomics owed the Company
$667,512.50.
The Company converted
$500,000
of the principal amount, including accrued interest thereon, into
833,333
shares of Common Stock of Helomics. Prior to the issuance of the Conversion Shares, the outstanding capital stock of Helomics consists of
2,500,000
shares of Series A Preferred Stock owned by Precision and
10,000,000
shares of Common Stock. After the issuance of the Conversion Shares and upon full conversion of its Series A Preferred Stock, Precision now owns
3,333,333
shares of Helomics Common Stock, which represents
25%
of the
13,333,333
now-outstanding shares of Helomics Common Stock. In consideration of the conversion, Helomics assigned to Precision all Helomics’ right, title and interest in the name “Precision Therapeutics”, including any related trademarks, trade names, logos and domain names, as well as all related artwork and other creative content related thereto. There will be a balance of
$167,512.50
in Principal Amount remaining outstanding to the Company, which will remain subject to repayment with interest, consistent with the original terms of the Note. The Security Agreement shall remain in full force and effect with respect to the remaining balance of the Principal Amount.

On
February 27, 2018,
the Company formed a wholly owned subsidiary, TumorGenesis Inc., to develop the next generation of patient derived (“PDx”) tumor models for precision cancer therapy and drug development. The Company formed TumorGenesis Inc., to develop a new rapid approach to growing tumors in the laboratory, which essentially “fools” the cancer cells into thinking they are still growing inside the patient. This approach will provide a much more relevant model of the patient tumor that may
be used for testing of drugs for personalized therapy or for the development of new drugs. Testing of the TumorGenesis PDx tumors will take place in collaboration with Helomics, in which Precision Therapeutics has a
25%
equity stake. The Company is currently in negotiations to license their technology to advance TumorGenesis’s strategic plan. The Company has already executed license agreements with
48Hour
Discovery Inc. and SyntArray, Inc.